SHARE-BASED COMPENSATION - Schedule of Outstanding Options For RSUs and DSUs (Details)	3 Months Ended
	Mar. 31, 2023 shares $ / shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares	Mar. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited (in shares) | shares	3,613	3,613	0	0
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per option)	$ 2.11		$ 1.82
Weighted average exercise price of stock options granted (in CA$ per option)	2.75		0
Weighted average exercise price of stock options forfeited (in CA$ per option)		$ 6.92		$ 0
Weighted average exercise price of stock options outstanding, end of year (in CA$ per option)	$ 2.20		$ 1.82
Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of year (in shares) | shares	297,658	297,658	36,247	36,247
Granted (in shares) | shares	811,458	811,458	0	0
Number of units outstanding, end of year (in shares) | shares	1,105,503	1,105,503	36,247	36,247
Vested (in shares) | shares	0	0	0	0
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per option)	$ 8.35		$ 18.59
Weighted average exercise price of stock options granted (in CA$ per option)	2.75		0
Weighted average exercise price of stock options outstanding, end of year (in CA$ per option)	$ 4.24		$ 18.59
Weighted average exercise price of stock options vested, end of year (in $CA per option)		$ 0		$ 0
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of year (in shares) | shares	301,091	301,091	18,755	18,755
Number of units outstanding, end of year (in shares) | shares	301,091	301,091	18,755	18,755
Vested (in shares) | shares	301,091	301,091	18,755	18,755
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per option)	$ 4.23		$ 14.07
Weighted average exercise price of stock options outstanding, end of year (in CA$ per option)	$ 4.23		$ 14.07
Weighted average exercise price of stock options vested, end of year (in $CA per option)		$ 4.23		$ 14.07